[VG & MHM: September 3, 2008]

[Translation]

SEMI-ANNUAL REPORT

(During the 48th Term)

From: January 1, 2008

To: June 30, 2008

To: Director of Kanto Local Finance Bureau
Filing Date: September 30, 2008

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	John J. Brennan,
Chairman and Chief Executive Officer

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report

  are available for Public Inspection

Not applicable.

1.  STATUS OF INVESTMENT PORTFOLIO

(1)  Diversification of Investment Portfolio

- VANGUARD SMALL-CAP INDEX FUND (Includes All Share Classes)

(hereinafter referred to as the "Fund")

(As of the end of July 2008)
Type of Assets	Name of Country	Market Value Total (US$)	Investment Ration (%)
Common Stocks	United States	14,262,592,315.45	98.45
	Bermuda	44,683,209.88	0.31
	Netherlands	27,386,483.48	0.19
	China	24,503,695.74	0.17
	Cayman Islands	20,179,514.14	0.14
	Panama	14,413,938.67	0.10
	Singapore	12,972,544.80	0.09
	Greece	2,882,787.73	0.02
	Netherland Antilles	2,882,787.73	0.02
	Canada	1,441,393.87	0.01
Sub-total		14,413,938,671.49	99.49
Cash, Deposit, and Other Assets (After Deduction of Liabilities)		73,887,915.59	0.15
Total		14,487,826,587.08	100.00
(Net Asset Value		(1,566,423.81million Yen)

Note 1:	Total Net Assets for Investor Shares = $5,773,374,166.00 as of the end of July 2008.

Note 2:	Investment ratio is calculated by dividing each asset at its market value by the total Net
Asset Value of the Fund. The same applies hereinafter.

Note 3:	The Yen amount is translated for convenience at the rate of $1.00 = ¥108.12 (the mean of the exchange rate quotations by The Bank of Tokyo UFJ - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on July 31, 2008). The same applies hereafter.

Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all
Dollar amounts unless otherwise specifically indicated.

Note 5:	In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount.
Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

(2)  Results of Past Operations

(i) Record of Changes in Net Assets

Record of changes in net assets during the one- year period up to and including the end of July 2008 at each end of the month is as follows.

VANGUARD SMALL-CAP INDEX FUND – INVESTOR SHARES

	Total Net Asset Value		Net Asset Value per Share
	US $ (millions)	Yen (millions)	US$	Yen
2007 End of August	6,777	732,729	34.01	3,677
September	6,888	744,731	34.74	3,756
October	7,021	759,111	35.65	3,854
Novermber	6,483	700,942	33.23	3,593
December	6,214	671,858	32.58	3,523
2008 End of January	5,721	618,555	30.55	3,303
February	5,563	601,472	29.74	3,215
March	5,601	605,580	29.58	3,198
April	5,927	640,827	31.20	3,373
May	6,240	674,669	32.81	3,547
June	5,660	611,959	29.89	3,232
July	5,773	624,177	30.39	3,286

(ii) Record of Distributions Paid

Amount of distributions per Share for each month from August 2007 to July 2008 are shown below.

- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

104.14	Total Distributions
	US$	Yen
August	-	-
September	-	-
October	-	-
November	-	-
December	0.406	43.897
2008 End of January	-	-
February	-	-
March	0.011	1.189
April	-	-
May	-	-
June	-	-
July	-	-

(iii) Record of Changes in Annual Return

Period	Annual Return
August 1, 2007 to July 31, 2008	-8.20%

Note: Annual Return (%) = 100 x (a-b) / b

a = the Net Asset Value per share on July 31, 2008, including total amount of distributions made during the above period.

b = the Net Asset Value per share after distribution on July 31, 2007.

(3) Miscellaneous

(i) Total Return

Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

(As of the end of July 2008)

past 1 month	past 1 year	past 3 years	past 5 years	past 10 years	since the establishment*
-6.69%	-8.27%	3.03%	10.73%	7.42%	10.70%

* The date of the establishment is October 3, 1960.

(ii) annual performance

Year	Capital Return	Income Return	Total Return
2007	-0.12%	1.28%	1.16%
2006	14.38%	1.26%	15.64%
2005	6.30%	1.06%	7.36%
2004	18.72%	1.18%	19.90%
2003	44.32%	1.31%	45.63%
2002	-20.99%	0.97%	-20.02%
2001	1.95%	1.15%	3.10%
2000	-3.88%	1.21%	-2.67%
1999	21.79%	1.34%	23.13%
1998	-3.97%	1.36%	-2.61%
1997	23.18%	1.41%	24.59%
1996	16.63%	1.48%	18.12%

(iii) monthly performance

	Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)
June, 1990	0.27	April, 1992	-3.04	February, 1994	-0.37	December, 1995	2.81
July, 1990	-4.27	May, 1992	1.18	March, 1994	-5.07	January, 1996	0.16
August, 1990	-12.91	June, 1992	-4.80	April, 1994	0.72	February, 1996	3.43
September, 1990	-8.85	July, 1992	3.58	May, 1994	-0.84	March, 1996	1.87
October, 1990	-5.96	August, 1992	-2.44	June, 1994	-3.26	April, 1996	5.59
November, 1990	7.84	September, 1992	1.69	July, 1994	1.75	May, 1996	3.93
December, 1990	4.54	October, 1992	3.17	August, 1994	5.50	June, 1996	-3.79
January, 1991	8.58	November, 1992	6.98	September, 1994	-0.31	July, 1996	-8.45
February, 1991	11.38	December, 1992	3.36	October, 1994	-0.38	August, 1996	5.94
March, 1991	6.91	January, 1993	3.77	November, 1994	-3.92	September, 1996	3.76
April, 1991	-0.44	February, 1993	-1.85	December, 1994	2.57	October, 1996	-1.45
May, 1991	4.36	March, 1993	3.07	January, 1995	-1.00	November, 1996	4.36
June, 1991	-5.45	April, 1993	-2.84	February, 1995	3.64	December, 1996	2.41
July, 1991	3.69	May, 1993	4.25	March, 1995	2.15	January, 1997	2.27
August, 1991	4.08	June, 1993	0.27	April, 1995	2.23	February, 1997	-2.46
September, 1991	0.42	July, 1993	0.93	May, 1995	1.87	March, 1997	-4.74
October, 1991	2.74	August, 1993	4.23	June, 1995	4.95	April, 1997	0.37
November, 1991	-4.94	September, 1993	2.85	July, 1995	5.82	May, 1997	11.08
December, 1991	8.05	October, 1993	2.59	August, 1995	2.15	June, 1997	5.24
January, 1992	7.96	November, 1993	-2.88	September, 1995	1.72	July, 1997	5.43
February, 1992	3.50	December, 1993	3.29	October, 1995	-4.34	August, 1997	2.24
March, 1992	-3.38	January, 1994	3.64	November, 1995	3.93	September, 1997	7.26
October, 1997	-4.42	August, 1999	-3.79	June, 2001	4.19	April, 2003	9.36

November, 1997	-0.52	September, 1999	-0.14	July, 2001	-5.31	May, 2003	9.54
December, 1997	1.66	October, 1999	0.37	August, 2001	-3.23	June, 2003	2.01
January, 1998	-1.60	November, 1999	5.98	September, 2001	-13.47	July, 2003	5.36
February, 1998	7.49	December, 1999	11.46	October, 2001	5.79	August, 2003	4.83
March, 1998	4.15	January, 2000	-1.69	November, 2001	7.75	September, 2003	-1.64
April, 1998	0.50	February, 2000	16.51	December, 2001	6.05	October, 2003	8.11
May, 1998	-5.36	March, 2000	-6.69	January, 2002	-1.06	November, 2003	3.77
June, 1998	-0.16	April, 2000	-5.96	February, 2002	-2.70	December, 2003	2.40
July, 1998	-7.98	May, 2000	-5.78	March, 2002	8.02	January, 2004	3.94
August, 1998	-19.29	June, 2000	9.29	April, 2002	0.92	February, 2004	1.36
September, 1998	7.53	July, 2000	-3.38	May, 2002	-4.33	March, 2004	1.18
October, 1998	4.21	August, 2000	7.60	June, 2002	-4.52	April, 2004	-4.77
November, 1998	5.31	September, 2000	-2.98	July, 2002	-15.05	May, 2004	1.92
December, 1998	6.23	October, 2000	-4.34	August, 2002	-0.25	June, 2004	4.06
January, 1999	1.23	November, 2000	-10.27	September, 2002	-7.20	July, 2004	-5.88
February, 1999	-8.11	December, 2000	8.61	October, 2002	3.21	August, 2004	-0.35
March, 1999	1.48	January, 2001	5.25	November, 2002	8.88	September, 2004	4.21
April, 1999	8.87	February, 2001	-6.60	December, 2002	-5.59	October, 2004	2.23
May, 1999	1.67	March, 2001	-4.87	January, 2003	-2.75	November, 2004	7.57
June, 1999	5.83	April, 2001	7.76	February, 2003	-3.02	December, 2004	3.62
July, 1999	-2.24	May, 2001	2.45	March, 2003	1.22

January, 2005	-3.58	January, 2006	7.85	January, 2007	2.39	January, 2008	-6.23
February, 2005	2.09	February, 2006	-0.16	February, 2007	-0.12	February, 2008	-2.65
March, 2005	-2.26	March, 2006	4.18	March, 2007	1.22	March, 2008	-0.54
April, 2005	-4.61	April, 2006	0.03	April, 2007	2.67	April, 2008	5.48
May, 2005	6.17	May, 2006	-4.94	May, 2007	4.41	May, 2008	5.16
June, 2005	3.52	June, 2006	0.20	June, 2007	-1.60	June, 2008	-8.90
July, 2005	6.25	July, 2006	-3.31	July, 2007	-5.76	July, 2008	1.67
August, 2005	-1.67	August, 2006	2.27	August, 2007	-1.34
September, 2005	0.71	September, 2006	0.86	September, 2007	2.15
October, 2005	-3.23	October, 2006	5.20	October, 2007	2.62
November, 2005	4.61	November, 2006	3.10	November, 2007	-6.79
December, 2005	-0.06	December, 2006	0.01	December, 2007	-1.96

(iv) The contents of the portfolio (as of the end of July 2008)

The number of the shares	1,743
The average market capitalization	$1.5 Billion Dollars
PER	21.6x
PBR	2.0x
ROE	13.4%
The rate of gain	16.8%
The fluctuation of sell and purchase	16.0%
Cash ratio	0.0%

(v) Risk analysis (as of the end of July 2008)

R Squared	1.00
Beta	1.00

Note 1  R Squared and Beta are calculated from trailing 36-month fund returns relative to the MSCI® US Small-Cap 1750 Index.

Note 2  “R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3  “Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

2.  OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be incorporated.]

3  RECORD OF SALES AND REPURCHASE

Record of sales and repurchase during the following period and number of outstanding Shares of the Fund as of the end of July 2008 are as follows:

Small-Cap Index Fund - Investor Shares

Number of Units Outstanding 2007		Number of Units Sold (in thousands)	Number of Units Repurchased (in thousands)	Number of Units Outstanding (in thousands)
201,978	(August 1, 2007 - July 31, 2008) U.S. Figures	43,599	(55,595)	189,982
259,814	(August 1, 2007 - July 31, 2008) Sales in Japan	(30,360)	(56,777)	(233,397)

4.  OUTLINE OF THE MANAGEMENT COMPANY

(1)  Amount of Capital Stock

Not applicable.

(2)  Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.

(3)  Miscellaneous

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Semi-annual Report.

5.  FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.

[VG & MHM: September 3, 2008]

[Translation]

SEMI-ANNUAL REPORT
(During the 17th Term)
From:	January 1, 2008
To:	June 30, 2008

To: Director of Kanto Local Finance Bureau
Filing Date: September 30, 2008

Name of the Fund:	VANGUARD INDEX FUNDS – VANGUARD
TOTAL STOCK MARKET INDEX FUND

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	John J. Brennan,
Chairman and Chief Executive Officer

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report are available for Public Inspection

Not applicable.

1.	STATUS OF INVESTMENT PORTFOLIO

(1)	- VANGUARD TOTAL STOCK MARKET INDEX FUND (Includes All Share Classes) (hereinafter referred to as the “Fund”):

		(As of the end of July 2008)
Type of Assets	Name of Country	Market Value Total (USD)	Investment Ratio (%)
	United States	105,518,838,790.98	99.00
	Bermuda	468,740,968.56	0.45
	Canada	62,498,795.81	0.06
	United Kingdom	31,249,397.90	0.03
Common Stocks	Cayman Islands	20,832,931.94	0.02
	China	20,832,931.94	0.02
	Netherlands	20,832,931.94	0.02
	Panama	10,416,465.97	0.01
	Singapore	10,416,465.97	0.01
Sub-total		104,164,659,681.01	99.62
Cash, Deposit, and Other Assetts (After Deduction of Liabilities)		397,335,582.00	0.38
Total		104,561,995,263.01	100.00
(Net Asset Value)		(11,305,242.93 million yen)

Note 1	Total Net Assets for Investor Shares is $50,743,288,159.00 as of the end of July 2008.
Note 2	Investment ratio is calculated by dividing each asset at its market value by the total Net Asset
Value of the Fund. The same applies hereinafter.
Note 3	Dollar amount is translated for convenience at the rate of $1.00=¥108.12 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on the 31st of July, 2008). The same applies hereinafter.
Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
Note 5:	In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2)	Results of Past Operations

(i)	Record of Changes in Net Assets:
Record of changes in net assets during the one- year period up to and including the end of July
2008 at each end of the month is as follows.

VANGUARD TOTAL STOCK MARKET INDEX FUND – INVESTOR SHARES

	Total Net Asset Value		Net Asset value per Share
	US$ (millions)	Yen (millions)	US$	Yen
2007 End of August	46,937	5,074,828	35.63	3,852
September	48,964	5,293,988	36.76	3,974
October	50,929	5,506,443	37.44	4,048
November	49,654	5,368,590	35.76	3,866
December	50,183	5,425,786	35.36	3,823
2008 End of January	48,864	5,283,176	33.21	3,591
February	48,001	5,189,868	32.19	3,480
March	48,816	5,277,986	31.86	3,445
April	51,597	5,578,668	33.46	3,618
May	53,241	5,756,417	34.16	3,693
June	50,532	5,463,520	31.22	3,376
July	50,743	5,486,333	30.98	3,350

(ii) Record of Distributions Paid

Amount of distributions per Share for each month from August 2007 to July 2008 are shown below.

VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES

Total
Distributions
		US$	Yen
2007	August	-	-
	September	0.150	16.218
	October	-	-
	November	-	-
	December	0.182	19.678
2008	January	-	-
	February	-	-
	March	0.145	15.677
	April	-	-
	May	-	-
	June	0.146	15.786
	July	-	-

(iii) Record of Changes in Annual Return

Annual Return (%)
August 1, 2007 – July 31, 2008	-10.01%

Note: Annual Return (%) = 100 x (a-b) / b

a = the Net Asset Value per share as of July 31, 2008, including total amount of distributions made during the above period.

b = the Net Asset Value per share after distribution as of July 31, 2007.

(3) Miscellaneous

(i) Total Return

Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

(As of the end of July 2008)

past 1 month	past 1 year	past 3 years	past 5 years	past 10 years	since the establishment*
-11.60%	-10.16%	3.21%	7.88%	3.69%	9.31%

* The date of the establishment is April 27, 1992.

(ii) annual performance

Year	Capital Return	Income Return	Total Return
2007	3.73%	1.76%	5.49%
2006	13.63%	1.88%	15.51%
2005	4.28%	1.71%	5.98%
2004	10.70%	1.82%	12.52%
2003	29.50%	1.86%	31.35%
2002	-22.03%	1.07%	-20.95%
2001	-12.03%	1.06%	-10.97%
2000	-11.52%	0.94%	-10.57%
1999	22.44%	1.37%	23.81%
1998	21.69%	1.57%	23.26%
1997	29.02%	1.97%	30.99%
1996	18.91%	2.06%	20.96%

* The date of the establishment is April 27, 1992.

(iii) monthly performance

	NAV in $ (%)		NAV in $ (%)		NAV in $ (%)		NAV in $ (%)		NAV in $ (%)
Apr. 1992	1.50	Jan. 1995	2.20	Oct. 1997	-3.40	Jul, 2000	-1.95	Apr. 2003	8.21
May 1992	0.69	Feb. 1995	4.04	Nov. 1997	3.33	Aug. 2000	7.28	May 2003	6.11
Jun. 1992	-2.05	Mar. 1995	2.65	Dec. 1997	1.70	Sept. 2000	-4.67	Jun. 2003	1.43
Jul, 1992	3.98	Apr. 1995	2.51	Jan. 1998	0.44	Oct. 2000	-2.04	Jul, 2003	2.36
Aug. 1992	-2.20	May 1995	3.48	Feb. 1998	7.34	Nov. 2000	-9.90	Aug. 2003	2.39
Sept. 1992	1.27	Jun. 1995	2.98	Mar. 1998	5.06	Dec. 2000	1.78	Sept. 2003	-1.15
Oct. 1992	1.17	Jul, 1995	4.02	Apr. 1998	1.10	Jan. 2001	3.83	Oct. 2003	6.12
Nov. 1992	4.23	Aug. 1995	1.07	May 1998	-2.71	Feb. 2001	-9.41	Nov. 2003	1.38
Dec. 1992	1.57	Sept. 1995	3.61	Jun. 1998	3.54	Mar. 2001	-6.72	Dec. 2003	4.48
Jan. 1993	1.01	Oct. 1995	-1.17	Jul, 1998	-2.27	Apr. 2001	8.16	Jan. 2004	2.23
Feb. 1993	0.46	Nov. 1995	4.17	Aug. 1998	-15.65	May 2001	1.01	Feb. 2004	1.43
Mar. 1993	2.46	Dec. 1995	1.54	Sept. 1998	6.68	Jun. 2001	-1.64	Mar. 2004	-1.07
Apr. 1993	-2.77	Jan. 1996	2.66	Oct. 1998	7.51	Jul, 2001	-1.71	Apr. 2004	-2.11
May 1993	3.03	Feb. 1996	1.62	Nov. 1998	6.17	Aug. 2001	-6.00	May 2004	1.35
Jun. 1993	0.55	Mar. 1996	1.14	Dec. 1998	6.45	Sept. 2001	-9.00	Jun. 2004	2.09
Jul, 1993	-0.27	Apr. 1996	2.41	Jan. 1999	3.65	Oct. 2001	2.52	Jul, 2004	-3.80
Aug. 1993	3.93	May 1996	2.66	Feb. 1999	-3.73	Nov. 2001	7.63	Aug. 2004	0.31
Sept. 1993	0.01	Jun. 1996	-0.84	Mar. 1999	3.93	Dec. 2001	1.78	Sept. 2004	1.74
Oct. 1993	1.64	Jul, 1996	-5.37	Apr. 1999	4.68	Jan. 2002	-1.24	Oct. 2004	1.68
Nov. 1993	-1.62	Aug. 1996	3.09	May 1999	-2.00	Feb. 2002	-2.05	Nov. 2004	4.68
Dec. 1993	1.90	Sept. 1996	5.38	Jun. 1999	5.16	Mar. 2002	4.38	Dec. 2004	3.63
Jan. 1994	3.08	Oct. 1996	1.43	Jul, 1999	-3.20	Apr. 2002	-4.90	Jan. 2005	-2.68
Feb. 1994	-2.16	Nov. 1996	6.81	Aug. 1999	-0.92	May 2002	-1.22	Feb. 2005	2.07
Mar. 1994	-4.52	Dec. 1996	-1.27	Sept. 1999	-2.44	Jun. 2002	-7.06	Mar. 2005	-1.75
Apr. 1994	0.89	Jan. 1997	5.46	Oct. 1999	6.29	Jul, 2002	-8.02	Apr. 2005	-2.32
May 1994	0.97	Feb. 1997	-0.11	Nov. 1999	3.42	Aug. 2002	0.53	May 2005	3.77
Jun. 1994	-2.73	Mar. 1997	-4.45	Dec. 1999	7.59	Sept. 2002	-10.07	Jun. 2005	0.81
Jul, 1994	3.08	Apr. 1997	4.50	Jan. 2000	-4.18	Oct. 2002	7.65	Jul, 2005	4.11
Aug. 1994	4.39	May 1997	7.10	Feb. 2000	2.54	Nov. 2002	6.06	Aug. 2005	-0.94
Sept. 1994	-1.85	Jun. 1997	4.37	Mar. 2000	5.69	Dec. 2002	-5.57	Sept. 2005	0.86
Oct. 1994	1.55	Jul, 1997	7.77	Apr. 2000	-5.21	Jan. 2003	-2.54	Oct. 2005	-1.86
Nov. 1994	-3.65	Aug. 1997	-3.72	May 2000	-3.41	Feb. 2003	-1.69	Nov. 2005	3.97
Dec. 1994	1.23	Spt. 1997	5.77	Jun. 2000	4.42	Mar. 2003	1.09	Dec. 2005	0.14

	NAV in $ (%)		NAV in $ (%)		NAV in $ (%)	NAV in $ (%)	NAV in $ (%)
Jan. 2006	3.50	Jan. 2007	1.88	Jan. 2008	-6.08
Feb. 2006	0.00	Feb. 2007	-1.61	Feb. 2008	-3.07
Mar. 2006	1.80	Mar. 2007	1.11	Mar. 2008	-1.03
Apr. 2006	1.11	Apr. 2007	4.01	Apr. 2008	5.02
May. 2006	-3.23	May. 2007	3.69	May. 2008	2.09
Jun. 2006	0.17	Jun. 2007	-2.02	Jun. 2008	-8.61
Jul. 2006	-0.13	Jul. 2007	-3.41	Jul. 2008	-0.77
Aug. 2006	2.31	Aug. 2007	1.45
Sept. 2006	2.27	Sept. 2007	3.17
Oct. 2006	3.52	Oct. 2007	1.85
Nov. 2006	2.23	Nov. 2007	-4.49
Dec. 2006	1.13	Dec. 2007	-1.12

(iv) The contents of the portfolio (as of the end of July 2008)

The number of the shares	3,513
The average market capitalization	$31.7 Billion Dollars
PER	16.5x
PBR	2.3x
ROE	19.7%
The rate of gain	18.6%
The fluctuation of sell and purchase	4.0%
Cash ratio	0.0%

(v) Risk analysis (as of the end of July 2008)

R Squared	1.00
Beta	1.00

Note 1	R Squared and Beta are calculated from trailing 36-month fund returns relative to the
MSCI US Broad Market Index.

Note 2	“R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3	“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

2. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Japanese translation of the financial statements for the Fund is to be inserted here.]

3. RECORD OF SALES AND REPURCHASE

Record of sales and repurchase during the following period and number of outstanding Shares of the Fund as of the end of July 2008 are as follows:

Total Stock Market Index Fund - Investor Shares

Number of Units Outstanding 2007		Number of Units Sold (in thousand)	Number of Units Repurchased (in thousand)	Number of Units Outstanding (in thousand)
1,293,047	(August 1, 2007 - July 31, 2008) U.S Figures	596,835	(209,503)	1,680,379
480,424	(August 1, 2007 - July 31, 2008) Japan Sales	(82,825)	(96,523)	(466,726)

Note 1: The figures in parentheses show those sold, repurchased and outstanding in Japan.

4. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

Not applicable.

(2) Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent

(3) Miscellaneous

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Semi-annual Report.

5. FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.